Prepaid expenses	12 Months Ended
Dec. 31, 2019
Prepaid expenses
Prepaid expenses

Note 17 - Prepaid expenses

Accounting policies

Prepaid expenses comprise amounts paid in respect of goods or services to be received in subsequent financial periods. Clinical trials, which are outsourced to Clinical Research Organizations (“CROs”), take several years to complete. As such, Management is required to make estimates based on the progress and costs incurred to-date for the ongoing trials. Judgements are made in determining the amount of costs to be expensed during the period, or recognized as prepayments or accruals on the statement of financial position.

Prepayments are measured at cost and are tested for impairment at the statement of financial position date.

The increase by DKK 19.0 million from 2018 (DKK 11.7 million) to 2019 (DKK 30.8 million) is primarily related to an increase in prepaid insurance, taken as a result of higher insurance costs because of the increased liability risk from the late stage pipeline and ongoing clinical trials.